Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) number in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 24,480,503	$ 23,117,598
Nominal contract amount of hedging instruments	315,513	206,760
Fair value of trading assets	$ 419,542	$ 247,449
Fair value of hedging assets	5,591	2,811
Fair value of derivative assets	284,146	196,882
Fair value of trading liabilities	423,084	243,269
Fair value of hedging liabilities	3,667	1,173
Fair value of derivative liabilities	285,764	191,064
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 8,434,453	$ 7,723,034
Nominal contract amount of hedging instruments	38,924	43,839
Fair value of trading assets	$ 122,203	$ 79,801
Fair value of hedging assets	525	1,062
Fair value of trading liabilities	123,088	77,670
Fair value of hedging liabilities	166	207
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,213,232	$ 14,470,539
Nominal contract amount of hedging instruments	276,589	162,921
Fair value of trading assets	$ 285,438	$ 151,631
Fair value of hedging assets	5,066	1,749
Fair value of trading liabilities	287,877	146,808
Fair value of hedging liabilities	3,501	966
Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets	3,801	2,811
Fair value of derivative liabilities	$ 6,922	$ 1,220
Issued by HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	81,873	45,358
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	162,062	90,556
Fair value of hedging assets	$ 4,973	$ 1,637
Fair value of hedging liabilities	$ 2,573	$ 1,410
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	162,062	90,556
Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 94,952	$ 72,673
Nominal contract amount of hedging instruments	81,873	45,358
Fair value of trading assets	$ 2,888	$ 1,096
Fair value of hedging assets	913	1,715
Fair value of derivative assets	3,801	2,811
Fair value of trading liabilities	2,509	1,146
Fair value of hedging liabilities	4,413	74
Fair value of derivative liabilities	6,922	1,220
Fair value hedges | Issued by HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 60,630	$ 36,703
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 502	$ 384
Fair value of hedging assets	0	0
Fair value of derivative assets	502	384
Fair value of trading liabilities	1,683	377
Fair value of hedging liabilities	0	0
Fair value of derivative liabilities	1,683	377
Fair value hedges | Issued by HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 34,322	$ 35,970
Nominal contract amount of hedging instruments	81,873	45,358
Fair value of trading assets	$ 2,386	$ 712
Fair value of hedging assets	913	1,715
Fair value of derivative assets	3,299	2,427
Fair value of trading liabilities	826	769
Fair value of hedging liabilities	4,413	74
Fair value of derivative liabilities	$ 5,239	$ 843